SUBSEQUENT EVENTS (Details Narrative) - USD ($)	May 15, 2026	May 07, 2026	Jul. 31, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds received		$ 5,997
Subscription share		60,150
Purchase price		$ 0.10
Gross subscription amount		$ 6,015
Wire fee		$ 18	$ 18
Franchise Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Wire fee	$ 15
Initial franchise cooperation fee	$ 3,000